RECEIVABLES (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule Of Amounts Receivable
Expected credit loss	$ 60,653	$ 24,473	$ 45,436	$ 63,256	$ (302,067)